VELA Small Cap Fund
Schedule of Investments
June 30, 2026 (Unaudited)
ca
Common Stocks — 99.89% Shares Fair Value
Communications — 3.41%
Criteo S.A. - ADR
(a)
338,689 $ 6,191,235
Consumer Discretionary — 18.26%
Atlanta Braves Holdings, Inc., Class C
(a)
94,002 4,878,704
BRP, Inc. 39,659 2,419,992
Etsy, Inc.
(a)(b)
43,508 3,277,458
Gildan Activewear, Inc. 90,837 4,687,189
Graham Holdings Co., Class B 1,600 1,826,272
Movado Group, Inc.
(b)
89,156 3,504,722
Murphy USA, Inc.
(b)
8,499 4,579,856
Pool Corp. 19,751 4,244,490
Valvoline, Inc.
(a)(b)
94,782 3,747,680
33,166,363
Consumer Staples — 9.44%
Coca-Cola Consolidated, Inc. 8,805 1,681,051
Ingles Markets, Inc., Class A 17,575 1,556,794
Interparfums, Inc. 33,033 3,695,071
Lamb Weston Holdings, Inc. 57,437 2,480,129
Mama's Creations, Inc.
(a)(b)
108,542 1,937,475
Ollie's Bargain Outlet Holdings, Inc.
(a)
21,758 1,672,755
Performance Food Group Co.
(a)(b)
36,879 4,122,703
17,145,978
Energy — 6.52%
Antero Resources Corp.
(a)
94,670 3,326,704
Cactus, Inc., Class A 72,442 3,711,204
Range Resources Corp.
(b)
67,288 2,502,440
Tidewater, Inc.
(a)
34,459 2,296,003
11,836,351
Financials — 8.43%
Assured Guaranty Ltd. 33,145 2,656,903
Axis Capital Holdings Ltd. 45,990 4,941,166
Essent Group Ltd. 35,263 2,266,706
Federal Agricultural Mortgage Corp., Class C 11,817 2,354,773
Houlihan Lokey, Inc. 22,989 3,083,515
15,303,063
Health Care — 12.06%
Align Technology, Inc.
(a)
13,246 2,234,070
Bruker Corp.
(b)
65,488 3,941,068
Encompass Health Corp. 40,652 4,109,104
Globus Medical, Inc., Class A
(a)
24,268 1,917,415
ICON PLC
(a)
9,294 1,614,461
PROCEPT BioRobotics Corp.
(a)
103,291 2,332,311
SI-BONE, Inc.
(a)
189,126 3,086,536
Supernus Pharmaceuticals, Inc.
(a)
57,464 2,672,651
21,907,616

VELA Small Cap Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks — 99.89% - continued Shares Fair Value
Industrials — 22.66%
Allegiant Travel Co.
(a)
35,566 $ 4,182,562
Applied Industrial Technologies, Inc.
(b)
6,064 2,050,541
Copa Holdings S.A., Class A 18,702 2,909,470
Greenbrier Companies, Inc. (The) 67,556 3,310,920
Hub Group, Inc., Class A 119,505 5,233,124
Kirby Corp.
(a)
55,522 7,549,326
Limbach Holdings, Inc.
(a)
41,006 3,157,462
Lincoln Electric Holdings, Inc. 14,451 3,836,885
MSC Industrial Direct Company, Inc., Class A 25,463 3,028,824
Proficient Auto Logistics, Inc.
(a)
480,635 3,273,124
Toro Co. (The) 26,863 2,616,994
41,149,232
Materials — 10.71%
Carlisle Companies, Inc. 8,146 2,954,961
Installed Building Products, Inc. 7,899 1,815,506
Major Drilling Group International, Inc.
(a)
193,288 2,053,761
Monarch Cement Co. (The) 6,002 1,724,075
Simpson Manufacturing Co., Inc. 17,313 3,624,477
Worthington Enterprises, Inc. 135,267 7,271,954
19,444,734
Technology — 6.91%
EPAM Systems, Inc.
(a)
23,739 1,883,690
Jack Henry & Associates, Inc. 35,048 4,827,511
SPS Commerce, Inc.
(a)
23,097 1,320,456
Zebra Technologies Corp., Class A
(a)
17,127 4,508,854
12,540,511
Utilities — 1.49%
National Fuel Gas Co. 35,037 2,705,207
TOTAL  COMMON STOCKS
  (Cost $150,064,289) 181,390,290
Money Market Funds — 0.67% Shares Fair Value
First American Treasury Obligations Fund, Class X, 3.58%
(c)
1,220,555 1,220,555
TOTAL MONEY MARKET FUNDS
    (Cost $1,220,555) 1,220,555
Total Investments — 100.56%
    (Cost $151,284,844) 182,610,845
Liabilities in Excess of Other Assets  —  (0.56)% (1,018,269)
Net Assets — 100.00% $ 181,592,576
(a) Non-income producing security.
(b) Securities, or a portion thereof, have been pledged as collateral on written option contracts. The total collateral pledged is $15,354,940.
(c) Rate disclosed is the seven day effective yield as of June 30, 2026.

VELA Small Cap Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
ADR - American Depositary Receipt.

VELA Small Cap Fund
Schedule of Open Written Option Contracts
June 30, 2026 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Call Options (0.48)%
Applied Industrial Technologies, Inc. (30) $ (1,014,450) $ 370.00
November
2026 $ (41,700)
Bruker Corp. (166) (998,988) 75.00
December
2026 (102,920)
Bruker Corp. (164) (986,952) 80.00
December
2026 (82,000)
Bruker Corp. (164) (986,952) 85.00
December
2026 (65,600)
Etsy, Inc. (109) (821,097) 105.00 October 2026 (21,909)
Mama's Creations, Inc. (271) (483,735) 25.00
December
2026 (22,358)
Movado Group, Inc. (444) (1,745,364) 40.00
December
2026 (203,129)
Movado Group, Inc. (89) (349,859) 45.00
December
2026 (18,468)
Murphy USA, Inc. (16) (862,192) 620.00 July 2026 (2,256)
Murphy USA, Inc. (53) (2,856,011) 600.00 October 2026 (125,610)
Performance Food Group Co. (139) (1,553,881) 110.00
September
2026 (107,030)
Performance Food Group Co. (44) (491,876) 120.00
December
2026 (29,920)
Range Resources Corp. (79) (293,801) 55.00
December
2026 (4,148)
Valvoline, Inc. (199) (786,846) 45.00 July 2026 (2,587)
Valvoline, Inc. (284) (1,122,936) 45.00 October 2026 (37,630)
Total Written Call Options (Premiums Received $735,042) $ (867,265)

VELA Large Cap Plus Fund
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks — 93.17% Shares Fair Value
Communications — 10.09%
Alphabet, Inc., Class A
(a)
9,205 $ 3,289,591
Meta Platforms, Inc., Class A
(a)
2,608 1,469,060
Netflix, Inc.
(b)
8,792 627,749
Walt Disney Co. (The) 12,791 1,231,134
6,617,534
Consumer Discretionary — 14.31%
Amazon.com, Inc.
(a)(b)
14,633 3,487,629
Booking Holdings, Inc. 9,369 1,669,931
Deckers Outdoor Corp.
(a)(b)
8,468 840,788
Domino's Pizza, Inc. 835 247,193
Home Depot, Inc. (The)
(a)
4,178 1,473,497
NVR, Inc.
(b)
76 517,818
TJX Companies, Inc. (The) 7,578 1,148,067
9,384,923
Consumer Staples — 2.80%
PepsiCo, Inc. 7,480 1,012,792
Tyson Foods, Inc., Class A 14,339 820,908
1,833,700
Energy — 4.97%
Baker Hughes Co.
(a)
31,596 1,753,578
MPLX LP 10,288 579,523
Suncor Energy, Inc.
(a)
17,237 925,282
3,258,383
Financials — 11.49%
Arch Capital Group Ltd.
(b)
10,737 1,042,133
Bank of America Corp.
(a)
24,795 1,412,819
Berkshire Hathaway, Inc., Class B
(b)
3,345 1,673,805
Citigroup, Inc. 10,991 1,538,300
KKR & Company, Inc. 4,400 403,832
MetLife, Inc. 17,333 1,466,545
7,537,434
Health Care — 14.00%
Abbott Laboratories 14,001 1,270,451
AbbVie, Inc. 2,438 613,498
Align Technology, Inc.
(b)
7,088 1,195,462
AstraZeneca PLC 4,854 920,415
Axsome Therapeutics, Inc.
(b)
1,200 293,724
Bruker Corp. 5,535 333,096
ICON PLC
(b)
1,994 346,378
Ionis Pharmaceuticals, Inc.
(b)
2,223 176,262
Johnson & Johnson 7,242 1,839,251
Roivant Sciences Ltd.
(b)
5,849 206,996
Thermo Fisher Scientific, Inc. 3,349 1,679,055

VELA Large Cap Plus Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks — 93.17% - continued Shares Fair Value
Health Care — 14.00% - continued
Zoetis, Inc. 4,287 $ 308,064
9,182,652
Industrials — 10.49%
3M Co. 7,368 1,192,953
Applied Industrial Technologies, Inc. 844 285,399
CSX Corp. 23,599 1,121,660
Deere & Co. 1,531 971,159
FedEx Corp. 2,713 849,522
Fedex Freight Holding Co., Inc.
(b)
1,356 204,756
Kirby Corp.
(b)
7,863 1,069,132
Lincoln Electric Holdings, Inc. 4,463 1,184,971
6,879,552
Materials — 3.78%
Carlisle Companies, Inc. 2,919 1,058,867
PPG Industries, Inc. 8,150 988,514
Sherwin-Williams Co. (The) 1,248 429,711
2,477,092
Technology — 21.24%
Advanced Micro Devices, Inc.
(b)
1,448 841,157
Autodesk, Inc.
(a)(b)
5,590 1,086,808
Corpay , Inc.
(b)
2,168 722,529
EPAM Systems, Inc.
(b)
11,834 939,028
Equifax, Inc. 5,741 911,212
Infineon Technologies A.G. - ADR 12,877 1,209,923
Jack Henry & Associates, Inc. 1,030 141,872
Mastercard, Inc., Class A 1,517 779,131
Microsoft Corp.
(a)
7,814 2,914,778
Salesforce, Inc.
(a)
6,655 1,042,573
ServiceNow, Inc.
(a)(b)
9,408 934,026
Uber Technologies, Inc.
(a)(b)
14,229 1,026,765
Visa, Inc., Class A
(a)
4,021 1,379,565
13,929,367
TOTAL  COMMON STOCKS
  (Cost $43,680,585) 61,100,637
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PURCHASED CALL OPTIONS — 0.39%
Micron Technology, Inc. 9 $ 1,038,861 $ 1,400.00
October
2026 139,388
PayPal Holdings, Inc. 100 431,800 50.00 July 2026 750
Snowflake, Inc. 10 254,500 320.00
December
2026 25,425

VELA Large Cap Plus Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PURCHASED CALL OPTIONS — 0.39% - continued
Taiwan Semiconductor Manufacturing Co.
Ltd. 15 $ 716,355 $ 500.00
December
2026 $ 95,325
TOTAL PURCHASED CALL OPTIONS
    (Cost 244,604) 260,888
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PURCHASED PUT OPTIONS — 2.24%
3M Co. 80 1,295,280 120.00 July 2026 400
Align Technology, Inc. 40 674,640 140.00
December
2026 38,400
Alphabet, Inc., Class A 85 3,037,645 310.00
November
2026 96,900
Amazon.com, Inc. 100 2,383,400 210.00
November
2026 93,500
Autodesk, Inc. 30 583,260 170.00
December
2026 34,050
Axsome Therapeutics, Inc. 12 293,724 220.00
September
2026 10,800
Baker Hughes Co., Class A 200 1,110,000 55.00
December
2026 99,000
Bank of America Corp. 250 1,424,500 45.00 July 2026 1,125
Bank of America Corp. 150 854,700 47.00
December
2026 13,800
Blue Owl Capital, Inc. 2,000 1,750,000 7.00
November
2026 110,000
Booking Holdings, Inc. 100 1,782,400 140.00
September
2026 25,500
Citigroup, Inc. 185 2,589,260 115.00
December
2026 63,362
CSX Corp. 200 950,600 35.00
August
2026 200
Deckers Outdoor Corp. 70 695,030 90.00
December
2026 49,700
EPAM Systems, Inc. 70 555,450 70.00
December
2026 56,350
FedEx Corp. 10 313,130 280.00
December
2026 12,850
FedEx Corp. 30 939,390 320.00
September
2026 8,250
FS KKR Capital Corp. 400 420,000 7.50
October
2026 7,000
iShares Semiconductor ETF 225 14,417,100 300.00
January
2027 172,125
Johnson & Johnson 70 1,777,790 200.00 July 2026 210
Meta Platforms, Inc., Class A 22 1,239,238 500.00
November
2026 57,145

VELA Large Cap Plus Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PURCHASED PUT OPTIONS — 2.24% - continued
MetLife, Inc. 150 $ 1,269,150 $ 80.00
January
2027 $ 64,500
Microsoft Corp. 90 3,357,180 310.00
November
2026 89,100
Palantir Technologies, Inc. 120 1,400,040 100.00
August
2026 39,900
Roundhill Memory ETF 200 1,477,000 50.00
December
2026 122,000
Salesforce, Inc. 75 1,174,950 140.00
December
2026 84,938
ServiceNow, Inc. 60 595,680 90.00
November
2026 60,900
Strategy, Inc. 70 608,510 50.00
October
2026 24,850
Uber Technologies, Inc. 100 721,600 62.50
November
2026 31,900
TOTAL PURCHASED PUT OPTIONS
    (Cost 1,677,790) 1,468,755
TOTAL  OPTIONS
    (Cost 1,922,394) 1,729,643
Money Market Funds — 9.55% Shares Fair Value
First American Treasury Obligations Fund, Class X, 3.58%
(c)
6,261,009 6,261,009
TOTAL MONEY MARKET FUNDS
    (Cost $6,261,009) 6,261,009
Total Investments — 105.35%
    (Cost $51,863,988) 69,091,289
Liabilities in Excess of Other Assets  —  (5.35)% (3,510,497)
Net Assets — 100.00% $ 65,580,792
(a) All or a portion of the security is held as collateral for written options and securities sold short. The fair value of this collateral on June 30, 2026 was $18,859,871.
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of June 30, 2026.
ADR - American Depositary Receipt.
ETF - Exchange Traded Funds.

VELA Large Cap Plus Fund
Schedule of Open Written Option Contracts
June 30, 2026 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Call Options (0.70)%
AbbVie, Inc. (22) $ (553,608) $ 220.00
November
2026 $ (83,325)
AstraZeneca PLC (44) (834,328) 210.00 January 2027 (37,180)
Baker Hughes Co., Class A (150) (832,500) 70.00
December
2026 (26,250)
Bank of America Corp. (124) (706,552) 65.00
December
2026 (16,182)
Bruker Corp. (50) (300,900) 75.00
December
2026 (31,000)
Carlisle Companies, Inc. (15) (544,125) 420.00
December
2026 (32,175)
Deckers Outdoor Corp. (72) (714,888) 145.00
December
2026 (13,140)
Deere & Co. (15) (951,495) 680.00
September
2026 (36,525)
FedEx Corp. (20) (626,260) 400.00
December
2026 (10,850)
Kirby Corp. (26) (353,522) 140.00
September
2026 (19,500)
Suncor Energy, Inc. (151) (810,568) 47.00
December
2026 (142,695)
Total Written Call Options (Premiums Received $395,183) $ (448,822)

VELA Large Cap Plus Fund
Schedule of Securities Sold Short
June 30, 2026 (Unaudited)
Common Stocks - Short - (5.83%) Shares Fair Value
Consumer Discretionary - (1.39%)
Burlington Stores, Inc.
(a)
(842) $ (266,746)
InterContinental Hotels Group PLC - ADR (2,263) (391,770)
Lowe's Companies, Inc. (1,126) (248,272)
(906,788)
Financials - (0.21%)
Capital One Financial Corp. (698) (140,033)
Health Care - (0.25%)
HealthEquity, Inc.
(a)
(1,845) (166,640)
Industrials - (2.35%)
Cognex Corp. (3,233) (234,134)
Fastenal Co. (4,838) (232,369)
GE Vernova , Inc. (276) (324,261)
Old Dominion Freight Line, Inc. (1,145) (248,007)
Rockwell Automation, Inc. (451) (223,281)
Vertiv Holdings Co., Class A (844) (282,588)
(1,544,640)
Technology - (1.49%)
Cognizant Technology Solutions Corp., Class A (5,181) (200,660)
International Business Machines Corp. (1,384) (389,195)
Logitech International S.A. (1,787) (168,049)
Teradyne, Inc. (442) (213,857)
(971,761)
Utilities - (0.14%)
Oklo , Inc.
(a)
(1,793) (93,828)
TOTAL COMMON STOCKS - SHORT
(Proceeds Received $3,066,218) (3,823,691)
Exchange-Traded Funds - Short - (0.76%)
ARK Innovation ETF
(a)
(6,127) (495,184)
TOTAL EXCHANGE-TRADED FUNDS - SHORT
(Proceeds Received $483,542) (495,184)
TOTAL SECURITIES SOLD SHORT - (6.59%)
(Proceeds Received $3,549,760) $ (4,318,875)
(a) Non-income producing security.
ADR - American Depositary Receipt.
ETF - Exchange Traded Funds.

VELA International Fund
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks — 94.00% Shares Fair Value
Argentina — 1.77%
Consumer Discretionary — 1.77%
Arcos Dorados Holdings, Inc., Class A 167,400 $ 1,349,244
Total Argentina 1,349,244
Australia — 1.80%
Health Care — 1.80%
Ansell Ltd. 62,700 1,375,975
Total Australia 1,375,975
Austria — 4.10%
Communications — 1.90%
Telekom Austria AG 131,000 1,451,610
Industrials — 0.65%
DO & Co. AG 2,000 495,911
Materials — 1.55%
Wienerberger AG 46,000 1,187,899
Total Austria 3,135,420
Belgium — 1.57%
Financials — 1.57%
KBC Group N.V. 8,800 1,201,228
Total Belgium 1,201,228
Brazil — 2.74%
Consumer Staples — 2.74%
Ambev SA 665,000 2,094,205
Total Brazil 2,094,205
Canada — 5.69%
Energy — 3.06%
Pason Systems, Inc. 148,800 1,293,594
Suncor Energy, Inc. 19,500 1,046,760
2,340,354
Materials — 2.63%
Alamos Gold, Inc., Class A 53,000 1,608,020
Major Drilling Group International, Inc.
(a)
37,300 396,327
2,004,347
Total Canada 4,344,701
Denmark — 1.29%
Industrials — 1.29%
FLSmidth & Co. A/S 13,500 989,379
Total Denmark 989,379

VELA International Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks — 94.00% - continued Shares Fair Value
Faroe Islands — 1.65%
Consumer Staples — 1.65%
Bakkafrost P/F 31,000 $ 1,259,734
Total Faroe Islands 1,259,734
France — 14.46%
Communications — 2.37%
Criteo S.A. - ADR
(a)
99,000 1,809,719
Consumer Discretionary — 2.05%
Cia Generale de Etablissements Michelin SCA 40,600 1,567,489
Consumer Staples — 3.60%
Interparfums S.A. 49,200 1,426,012
Remy Cointreau 26,900 1,322,161
2,748,173
Energy — 1.82%
TotalEnergies SE 18,000 1,391,060
Industrials — 3.10%
Edenred 63,000 1,618,556
Rexel SA 17,100 748,730
2,367,286
Materials — 1.52%
Foraco International SA
(a)
605,000 1,160,262
Total France 11,043,989
Germany — 7.78%
Consumer Discretionary — 2.45%
CTS Eventim AG & Co. KGaA 9,800 572,077
Fielmann AG 26,600 1,300,946
1,873,023
Industrials — 1.68%
Duerr AG 63,500 1,286,951
Materials — 1.49%
Fuchs Petrolub SE 30,700 1,140,107
Technology — 2.16%
Infineon Technologies AG 17,500 1,647,588
Total Germany 5,947,669
Hong Kong — 3.97%
Consumer Staples — 1.65%
WH Group Ltd.
(b)
1,189,500 1,261,248
Industrials — 0.82%
Johnson Electric Holdings Ltd. 250,000 622,843

VELA International Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks — 94.00% - continued Shares Fair Value
Hong Kong — 3.97% - continued
Technology — 1.50%
VTech Holdings Ltd. 174,200 $ 1,145,242
Total Hong Kong 3,029,333
Japan — 5.53%
Consumer Discretionary — 2.29%
Honda Motor Co. Ltd. 73,500 662,115
KeePer Technical Laboratory Co. Ltd. 64,600 1,083,418
1,745,533
Materials — 1.05%
Toray Industries, Inc. 115,000 805,588
Technology — 2.19%
Nintendo Co. Ltd. 39,781 1,672,507
Total Japan 4,223,628
Mexico — 4.04%
Consumer Staples — 4.04%
BBB Foods, Inc.
(a)
41,600 1,733,472
Kimberly-Clark de Mexico SAB de CV, Class A 613,000 1,353,623
3,087,095
Total Mexico 3,087,095
Netherlands — 4.81%
Communications — 1.45%
Universal Music Group NV 52,800 1,105,501
Financials — 2.03%
ING Groep NV 49,200 1,551,531
Health Care — 1.33%
Argenx SE
(a)
1,100 1,018,965
Total Netherlands 3,675,997
Panama — 2.34%
Industrials — 2.34%
Copa Holdings S.A., Class A 11,500 1,789,055
Total Panama 1,789,055
Philippines — 0.81%
Financials — 0.81%
Bank of the Philippine Islands 395,000 619,903
Total Philippines 619,903
Sweden — 3.25%
Financials — 2.05%
Svenska Handelsbanken AB, Class A 106,200 1,562,877

VELA International Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks — 94.00% - continued Shares Fair Value
Sweden — 3.25% - continued
Industrials — 1.20%
Loomis AB 18,700 $ 916,765
Total Sweden 2,479,642
Switzerland — 3.44%
Health Care — 3.44%
Roche Holding AG 2,500 1,027,754
Tecan Group AG 8,000 1,600,107
2,627,861
Total Switzerland 2,627,861
United Kingdom — 21.11%
Consumer Discretionary — 4.36%
Associated British Foods PLC 67,000 1,761,293
Coats Group PLC 1,515,000 1,566,341
3,327,634
Consumer Staples — 6.95%
Cake Box Holdings PLC 320,135 828,890
Fevertree Drinks PLC 120,000 1,296,556
Gregg PLC 71,000 1,507,916
Nomad Foods Ltd. 153,600 1,681,920
5,315,282
Financials — 1.98%
Sabre Insurance Group PLC
(b)
655,000 1,512,905
Health Care — 2.46%
Hikma Pharmaceuticals PLC 93,200 1,877,702
Industrials — 1.29%
JET2 PLC 57,700 987,425
Materials — 2.12%
Croda International PLC 40,400 1,620,236
Technology — 1.95%
Serco Group PLC 512,000 1,487,608
Total United Kingdom 16,128,792
United States — 1.85%
Technology — 1.85%
Globant S.A.
(a)
48,900 1,415,166
Total United States 1,415,166
TOTAL  COMMON STOCKS
  (Cost $59,706,041) 71,818,016

VELA International Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
Money Market Funds - 6.09% Shares Fair Value
First American Treasury Obligations Fund, Class X, 3.58%
(c)
4,656,072 $ 4,656,072
TOTAL MONEY MARKET FUNDS
    (Cost $4,656,072) 4,656,072
Total Investments — 100.09%
    (Cost $64,362,113) 76,474,088
Liabilities in Excess of Other Assets  —  (0.09)% (72,324)
Net Assets — 100.00% $ 76,401,764
(a) Non-income producing security.
(b) Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the
Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  The total value of such securities is $2,774,153 as of June 30, 2026, representing 3.63% of net assets.
(c) Rate disclosed is the seven day effective yield as of June 30, 2026.
ADR - American Depositary Receipt.

VELA Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)

Common Stocks — 53.05% Shares Fair Value
Communications — 2.96%
Alphabet, Inc., Class A
(a)
751 $ 268,385
Comcast Corp., Class A 18,132 445,140
Walt Disney Co. (The) 5,447 524,274
1,237,799
Consumer Discretionary — 5.29%
Copart, Inc.
(b)
11,181 315,193
Gildan Activewear, Inc.
(a)
5,790 298,764
Movado Group, Inc.
(a)
16,754 658,600
Pool Corp. 2,437 523,711
Vail Resorts, Inc. 3,036 413,351
2,209,619
Consumer Staples — 8.26%
Ambev SA 210,257 662,137
Hershey Co. (The) 1,787 313,529
Interparfums , Inc.
(a)
5,398 603,820
Lamb Weston Holdings, Inc.
(a)
14,462 624,469
PepsiCo, Inc.
(a)
6,176 836,231
Tyson Foods, Inc., Class A
(a)
7,219 413,288
3,453,474
Energy — 2.85%
MPLX LP
(a)
7,876 443,655
Pason Systems, Inc. 85,940 747,120
1,190,775
Financials — 5.73%
Arch Capital Group Ltd.
(b)
3,060 297,004
Axis Capital Holdings Ltd. 2,646 284,286
Federal Agricultural Mortgage Corp., Class C 3,368 671,141
First Interstate BancSystem , Inc., Class A 14,601 563,015
MetLife, Inc. 6,871 581,355
2,396,801
Health Care — 7.43%
Abbott Laboratories 5,969 541,627
Encompass Health Corp. 3,981 402,400
Hikma Pharmaceuticals PLC 27,250 549,006
Johnson & Johnson
(a)
1,642 417,019
Medtronic PLC 7,720 603,936
Thermo Fisher Scientific, Inc.
(a)
451 226,113
Zoetis, Inc. 5,076 364,761
3,104,862
Industrials — 8.57%
Copa Holdings S.A., Class A
(a)
7,643 1,189,022
CSX Corp.
(a)
10,950 520,453
Greenbrier Companies, Inc. (The) 19,853 972,996
MSC Industrial Direct Company, Inc., Class A
(a)
4,030 479,368

VELA Income Opportunities Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)

Common Stocks — 53.05% - continued Shares Fair Value
Industrials — 8.57% - continued
Union Pacific Corp.
(a)
1,546 $ 420,512
3,582,351
Materials — 2.53%
Carlisle Companies, Inc.
(a)
1,467 532,154
PPG Industries, Inc.
(a)
4,329 525,065
1,057,219
Real Estate — 2.59%
BXP, Inc.
(a)
7,961 527,894
Simon Property Group, Inc.
(a)
2,480 554,652
1,082,546
Technology — 5.62%
Accenture PLC, Class A 3,189 396,839
Equifax, Inc. 1,943 308,393
Fidelity National Information Services, Inc. 9,978 387,945
Garmin Ltd.
(a)
1,510 358,685
Microsoft Corp. 1,083 403,981
Nintendo Co. Ltd. 11,762 494,508
2,350,351
Utilities — 1.22%
National Fuel Gas Co. 6,586 508,505
TOTAL  COMMON STOCKS
  (Cost $20,275,653) 22,174,302
Preferred Stocks — 6.61% Shares Fair Value
Financials — 5.72%
Arch Capital Group Ltd., Series G, 4.55% 17,351 282,821
Axis Capital Holdings Ltd., Series E, 5.50% 14,944 281,097
Bank OZK, Series A, 4.63% 8,700 138,330
First Busey Corp., Series B, 8.25% 15,000 387,750
Huntington Bancshares Inc., Series J, 6.88% 9,318 233,602
KeyCorp, Series H, 6.20% 15,000 374,100
Merchants Bancorp, Series E, 7.63% 12,437 303,090
Stifel Financial Corp., Series B, 6.25% 2,644 59,754
WesBanco , Inc., Series B, 7.38% 13,000 327,210
2,387,754
Technology — 0.89%
Shift4 Payments, Inc., Series A, 6.00% 6,000 373,620
TOTAL  PREFERRED STOCKS
  (Cost $2,909,292) 2,761,374
Corporate Bonds — 39.28%
Principal
Amount Fair Value
Communications — 0.72%
Nexstar Media, Inc., 6.50%, 9/15/2033
(c)
$ 300,000 300,190

VELA Income Opportunities Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)

Corporate Bonds — 39.28%- continued
Principal
Amount Fair Value
Consumer Discretionary — 8.88%
Bath & Body Works, Inc., 6.63%, 10/1/2030
(c)
$ 350,000 $ 357,269
Bloomin' Brands, Inc. / OSI Restaurant Partners LLC, 5.13%,
4/15/2029
(c)
300,000 286,053
BlueLinx Holdings, Inc., 6.00%, 11/15/2029
(c)
451,000 446,511
Garrett Motion Holdings, Inc., 7.75%, 5/31/2032
(c)
450,000 472,798
Macy's Retail Holdings LLC, 7.38%, 8/1/2033
(c)
400,000 420,467
Nissan Motor Co., Ltd., 7.50%, 7/17/2030
(c)
350,000 361,051
Six Flags Entertainment Corp., 7.25%, 5/15/2031
(c)
350,000 348,223
Under Armour , Inc., 7.25%, 7/15/2030
(c)
400,000 404,011
William Carter Co. (The), 7.38%, 2/15/2031
(c)
450,000 465,487
Winnebago Industries, Inc., 6.25%, 7/15/2028
(c)
148,000 148,688
3,710,558
Consumer Staples — 1.33%
Flowers Foods, Inc., 2.40%, 3/15/2031 250,000 217,127
Simmons Foods, Inc., 4.63%, 3/1/2029
(c)
350,000 338,325
555,452
Energy — 2.45%
Devon Energy Corp., 4.38%, 3/15/2029
(c)
368,000 365,221
Saturn Oil & Gas, Inc., 9.63%, 6/15/2029
(c)
329,000 343,895
SM Energy Co., 8.63%, 11/1/2030
(c)
300,000 315,095
1,024,211
Financials — 12.23%
Ally Financial, Inc., 7.10%, 8/15/2174
(d)(e)
350,000 354,855
Antares Holdings LP, 6.35%, 10/23/2029
(c)
400,000 398,949
Bank OZK, 2.75%, 10/1/2031 (TSFR3M + 209bps)
(d)
250,000 247,625
Citigroup, Inc., 7.13%, 12/31/2049
(d)(e)
319,000 326,526
Constellation Insurance, Inc., 6.80%, 1/24/2030
(c)
450,000 451,029
Cullen/Frost Capital Trust II, 5.47%, 3/1/2034 (TSFR3M +181bps)
(d)
310,000 289,236
First Citizens BancShares , Inc./NC, 7.00%, 12/15/2080
(d)(e)
450,000 455,026
First National of Nebraska, Inc., 7.25%, 6/15/2035
(c)(d)
400,000 413,974
Oaktree Strategic Credit Fund, 6.19%, 7/15/2030 450,000 448,175
PNC Financial Services Group, Inc., 3.40%, 12/31/2049 (H15T5Y +
260bps)
(d)(e)
300,000 299,950
State Street Corp., 6.45%, 9/5/2080 (H15T5Y + 214bps)
(d)(e)
350,000 358,095
StoneX Group, Inc., 7.88%, 3/1/2031
(c)
350,000 367,698
Trustmark Corp., 6.00%, 12/1/2035
(d)
350,000 347,381
Walker & Dunlop, Inc., 6.63%, 4/1/2033
(c)
350,000 355,827
5,114,346
Health Care — 2.17%
Centene Corp., 4.63%, 12/15/2029 250,000 243,581
Encompass Health Corp., 5.88%, 6/1/2034
(c)
250,000 249,534
Sotera Health Holdings LLC, 7.38%, 6/1/2031
(c)
400,000 414,254
907,369

VELA Income Opportunities Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)

Corporate Bonds — 39.28%- continued
Principal
Amount Fair Value
Industrials — 6.56%
Alaska Air Group, Inc., 6.50%, 6/1/2031
(c)
$ 400,000 $ 402,907
Allegiant Travel Co., 7.13%, 7/1/2031
(c)
300,000 303,889
Atkore, Inc., 4.25%, 6/1/2031
(c)
250,000 239,492
Cimpress PLC, 7.38%, 9/15/2032
(c)
300,000 303,378
Spirit Airlines Pass Through Trust 2017-1A, 3.65%, 2/15/2030 172,841 156,220
Stanley Black & Decker, Inc., 6.71%, 3/15/2060 (H15T5Y + 266bps)
(d)
450,000 448,200
Wabash National Corp., 4.50%, 10/15/2028
(c)
450,000 418,357
Worthington Industries, Inc., 4.30%, 8/1/2032 210,000 189,257
XPO CNW, Inc., 6.70%, 5/1/2034 265,000 279,992
2,741,692
Materials — 1.08%
Cleveland-Cliffs, Inc., 6.88%, 11/1/2029
(c)
450,000 454,259
Real Estate — 0.83%
Iron Mountain, Inc., 5.63%, 7/15/2032
(c)
350,000 346,182
Technology — 1.55%
Fair Isaac Corp., 6.25%, 9/15/2034
(c)
400,000 394,248
Gen Digital, Inc., 7.13%, 9/30/2030
(c)
250,000 254,458
648,706
Utilities — 1.48%
American Electric Power Company, Inc., 7.05%, 12/15/2054 (H15T5Y
+ 275bps)
(d)
350,000 365,067
AmeriGas Partners LP, 6.88%, 6/1/2031
(c)
250,000 253,274
618,341
TOTAL CORPORATE BONDS
    (Cost $16,131,077) 16,421,306
Money Market Funds — 1.52% Shares Fair Value
First American Treasury Obligations Fund, Class X, 3.58%
(f)
635,045 635,045
TOTAL MONEY MARKET FUNDS
    (Cost $635,045) 635,045
Total Investments — 100.46%
    (Cost $39,951,067) 41,992,027
Liabilities in Excess of Other Assets  —  (0.46)% (192,470)
Net Assets — 100.00% $ 41,799,557
(a) All or a portion of the security is held as collateral for written options and securities sold short. The fair value of this collateral on June 30, 2026 was $4,838,772.
(b) Non-income producing security.
(c) Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the
Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  The total value of such securities is $11,394,993 as of June 30, 2026, representing 27.27% of net assets.

VELA Income Opportunities Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)

(d) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread
(in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(e) Security is perpetual in nature and has no stated maturity date.
(f) Rate disclosed is the seven day effective yield as of June 30, 2026.

VELA Income Opportunities Fund
Schedule of Open Written Option Contracts
June 30, 2026 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Call Options (0.45)%
Alphabet, Inc., Class A (6) $ (214,422) $ 340.00 August 2026 $ (18,614)
BXP, Inc. (40) (265,240) 75.00 October 2026 (6,200)
Carlisle Companies, Inc. (5) (181,375) 480.00
December
2026 (4,750)
Copa Holdings S.A., Class A (15) (233,355) 170.00
November
2026 (15,075)
Copa Holdings S.A., Class A (23) (357,811) 180.00
November
2026 (16,560)
CSX Corp. (50) (237,650) 50.00
September
2026 (6,625)
CSX Corp. (36) (171,108) 52.50
November
2026 (5,130)
Garmin Ltd. (10) (237,540) 270.00 October 2026 (5,250)
Gildan Activewear, Inc. (45) (232,200) 65.00
December
2026 (10,463)
Interparfums , Inc. (27) (302,022) 120.00
November
2026 (14,310)
Johnson & Johnson (7) (177,779) 250.00
September
2026 (10,273)
Lamb Weston Holdings, Inc. (36) (155,448) 57.50 October 2026 (2,340)
Movado Group, Inc. (34) (133,654) 40.00
December
2026 (15,555)
Movado Group, Inc. (68) (267,308) 45.00
December
2026 (14,110)
MPLX LP (20) (112,660) 60.00
December
2026 (2,650)
MSC Industrial Direct Company, Inc. (26) (309,270) 135.00
December
2026 (13,780)
PepsiCo, Inc. (12) (162,480) 170.00 July 2026 (462)
PPG Industries, Inc. (28) (339,612) 145.00
November
2026 (6,860)
Simon Property Group, Inc. (7) (156,555) 220.00
December
2026 (12,145)
Thermo Fisher Scientific, Inc. (3) (150,408) 590.00
September
2026 (2,715)
Tyson Foods, Inc., Class A (39) (223,275) 70.00 July 2026 (39)
Union Pacific Corp. (8) (217,600) 300.00
September
2026 (3,520)
Total Written Call Options (Premiums Received $167,448) $ (187,426)

VELA Short Duration Fund
Schedule of Investments
June 30, 2026 (Unaudited)
Asset Backed Securities — 3.19%
Principal
Amount Fair Value
BMW Vehicle Owner Trust 2024-A, 5.18%, 2/26/2029 $ 155,214 $ 156,031
CarVal CLO VII-C Ltd. 2023-1A, 5.12%, 7/20/2037
(a)(b)
250,000 250,224
Ford Credit Auto Owner Trust 2024-C, 4.07%, 7/15/2029 250,000 249,702
GM Financial Consumer Automobile Receivables 2024-1, 4.85%, 12/18/2028 124,378 124,740
Madison Park Funding XXXVII Ltd., Series 2019-37A, 5.20%, 4/15/2037
(a)(b)
250,000 250,029
VFI ABS 2025-1A LLC, 4.78%, 6/24/2030
(a)
459,905 460,490
TOTAL ASSET BACKED SECURITIES
    (Cost $1,490,024) 1,491,216
Collateralized Mortgage Obligations — 4.00%
Principal
Amount Fair Value
Fannie Mae REMIC Pass-Through Certificates, Series 2013-89, 3.50%,
2/25/2043 204,366 196,865
Fannie Mae REMIC Pass-Through Certificates, Series 2024-97, 5.50%,
12/25/2050 129,392 129,565
Fannie Mae REMIC Pass-Through Certificates, Series 2025-58, 5.00%,
9/25/2051 257,181 256,071
Fannie Mae REMIC Pass-Through Certificates, Series 2025-94, 5.50%,
5/25/2051 260,488 260,676
Freddie Mac REMIC Pass-Through Certificates, Series 5547, 5.00%, 2/25/2052 236,958 234,194
Government National Mortgage Association Guaranteed REMIC Pass Through
Certificates, Series 2025-155, 4.50%, 5/20/2051 375,412 372,431
Government National Mortgage Association Guaranteed REMIC Pass Through
Certificates, Series 2024-76, 6.00%, 12/20/2049 15,813 15,791
Government National Mortgage Association Guaranteed REMIC Pass Through
Certificates, Series 2024-197, 5.00%, 11/20/2035 402,745 401,045
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
    (Cost $1,876,176) 1,866,638
Corporate Bonds — 61.20%
Principal
Amount Fair Value
Communications — 2.77%
Interpublic Group of Companies, Inc. (The), 4.65%, 10/1/2028 460,000 443,718
Paramount Skydance Corp., 3.70%, 10/4/2026 500,000 497,560
XPO, Inc., 6.25%, 6/1/2028
(a)
350,000 354,003
1,295,281
Consumer Discretionary — 11.74%
Carnival Corp., 7.88%, 6/1/2027 350,000 359,537
Ford Motor Credit Co. LLC, 5.80%, 3/8/2029 450,000 454,208
General Motors Financial Co, Inc., 4.97%, 5/8/2027 (O/N SOFR +
135bps)
(b)
400,000 402,091
Group 1 Automotive, Inc., 4.00%, 8/15/2028
(a)
300,000 292,319
Hyundai Capital America, 5.12%, 1/8/2027 (O/N SOFR + 150bps)
(a)(b)
250,000 251,170
Hyundai Capital America, 4.61%, 3/25/2027 (O/N SOFR +99bps)
(a)(b)
150,000 150,471
M/I Homes, Inc., 4.95%, 2/1/2028 300,000 299,355
Mattel, Inc., 5.88%, 12/15/2027
(a)
450,000 450,181
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/2026
(a)
350,000 351,670

VELA Short Duration Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds — 61.20%- continued
Principal
Amount Fair Value
Consumer Discretionary — 11.74% - continued
Nordstrom, Inc., 4.00%, 3/15/2027 $ 300,000 $ 298,495
Polaris, Inc., 6.95%, 3/15/2029 275,000 288,543
Royal Caribbean Group, 6.25%, 3/15/2032
(a)
500,000 511,398
Stellantis Financial Services US Corp., 5.31%, 9/15/2028 (O/N SOFR +
169bps)
(a)(b)
450,000 452,114
Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/2029
(a)
504,000 504,183
Volkswagen Group of America Finance LLC, 4.90%, 8/14/2026
(a)
250,000 250,126
Winnebago Industries, Inc., 6.25%, 7/15/2028
(a)
165,000 165,767
5,481,628
Consumer Staples — 3.94%
Bacardi Ltd / Bacardi-Martini BV, 5.25%, 1/15/2029
(a)
350,000 352,948
Conagra Brands, Inc., 5.00%, 8/1/2030 450,000 450,147
Coty, Inc. / HFC Prestige Products, Inc., 4.75%, 1/15/2029
(a)
350,000 340,443
Flowers Foods, Inc., 2.40%, 3/15/2031 400,000 347,404
Smithfield Foods, Inc., 4.25%, 2/1/2027
(a)
350,000 349,212
1,840,154
Energy — 5.19%
Antero Midstream Corp., 5.38%, 6/15/2029
(a)
400,000 398,933
Aris Water Holdings LLC, 7.25%, 4/1/2030
(a)
350,000 367,193
Colonial Pipeline Co., 8.38%, 11/1/2030
(a)
350,000 386,057
Devon Energy Corp., 4.38%, 3/15/2029
(a)
380,000 377,131
SM Energy Co., 8.38%, 7/1/2028
(a)
200,000 204,776
Sunoco LP / Sunoco Finance Corp., 7.00%, 9/15/2028
(a)
300,000 306,132
Venture Global Calcasieu Pass LLC, 3.88%, 8/15/2029
(a)
400,000 381,729
2,421,951
Financials — 21.89%
Ally Financial, Inc., 8.00%, 11/1/2031 400,000 445,963
American Express Co., 4.88%, 4/25/2029 (O/N SOFR + 126bps)
(b)
300,000 303,097
Antares Holdings LP, 6.35%, 10/23/2029
(a)
450,000 448,818
Ares Capital Corp., 5.95%, 7/15/2029 350,000 353,779
Ares Finance Co. III LLC, 4.13%, 6/30/2051 (H15T5Y + 324bps)
(a)(b)
375,000 375,697
Assured Guaranty US Holdings, Inc., 6.31%, 12/15/2066 (TSFR3M +
264bps)
(b)
439,000 385,272
Bank of America Corp., 4.97%, 9/15/2027 (O/N SOFR + 135bps)
(b)
150,000 150,329
Bank OZK, 2.75%, 10/1/2031 (TSFR3M + 209bps)
(b)
250,000 247,625
Cantor Fitzgerald LP, 7.20%, 12/12/2028
(a)
500,000 519,378
Citadel Finance LLC, 4.75%, 2/14/2029
(a)
450,000 443,250
Citigroup, Inc., 6.88%, 8/15/2080
(b)(c)
314,000 321,593
Constellation Insurance, Inc., 6.80%, 1/24/2030
(a)
438,000 439,002
Discover Bank, 5.37%, 8/9/2028 (USD SWAP SEMI 30/360 5YR +
2bps) (O/N USIS + 173bps)
(b)
250,000 254,986
Essent Group, Ltd., 6.25%, 7/1/2029 500,000 515,852
First National of Nebraska, Inc., 7.25%, 6/15/2035
(a)(b)
350,000 362,228
Goldman Sachs Group, Inc. (The), 5.00%, 12/31/2029 300,000 299,111
Huntington Bancshares, Inc., 4.45%, 3/15/2168
(b)(c)
350,000 345,963

VELA Short Duration Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds — 61.20%- continued
Principal
Amount Fair Value
Financials — 21.89% - continued
JPMorgan Chase & Co., 4.80%, 2/24/2028 (O/N SOFR + 118bps)
(b)
$ 300,000 $ 301,308
KeyCorp Capital, 4.69%, 7/1/2028 (TSFR3M + 100bps)
(b)
400,000 394,252
M&T Bank Corp., 3.50%, 3/1/2172
(b)(c)
400,000 398,482
MGIC Investment Corp., 5.25%, 8/15/2028 475,000 474,696
Oaktree Strategic Credit Fund, 8.40%, 11/14/2028 450,000 472,083
PNC Financial Services Group, Inc., 3.40%, 12/31/2049 (H15T5Y +
260bps)
(b)(c)
250,000 249,958
Prudential Financial, Inc., 5.70%, 9/15/2048 (US0003M + 267bps)
(b)
391,000 391,915
Radian Group, Inc., 6.20%, 5/15/2029 400,000 413,229
Trustmark Corp., 6.00%, 12/1/2035
(b)
418,000 414,872
US Bancorp, 3.70%, 1/15/2077 (H15T5Y + 254bps)
(b)(c)
250,000 248,519
Wells Fargo & Co., 6.13%, 6/15/2080
(b)(c)
250,000 253,067
10,224,324
Health Care — 3.06%
Bayer US Finance II LLC, 4.38%, 12/15/2028
(a)
350,000 346,429
Centene Corp., 2.45%, 7/15/2028 350,000 332,937
CVS Pass Through Trust, 6.04%, 12/10/2028 478,934 480,636
Prime Healthcare Foundation, Inc., 7.00%, 12/1/2027 260,000 267,794
1,427,796
Industrials — 5.74%
American Airlines Pass Through Trust, Series 2021-1, 3.95%, 7/11/2030 497,995 477,130
Brink's Co. (The), 6.50%, 6/15/2029
(a)
300,000 306,194
British Airways Pass Through Trust 2019-1 Class A, 3.35%, 6/15/2029
(a)
397,667 386,223
JetBlue 2020-1 Class A Pass Through Trust, 4.00%, 11/15/2032 439,106 417,337
Stanley Black & Decker, Inc., 6.71%, 3/15/2060 (H15T5Y + 266bps)
(b)
350,000 348,600
United Airlines Pass Through Trust, Series 2016-2, 3.10%, 4/7/2030 406,563 390,567
United Rentals North America, Inc., 6.00%, 12/15/2029
(a)
350,000 355,948
2,681,999
Materials — 1.88%
ATI, Inc., 5.88%, 12/1/2027 450,000 451,204
Louisiana-Pacific Corp., 3.63%, 3/15/2029
(a)
450,000 429,071
880,275
Real Estate — 2.89%
Boston Properties LP, 2.75%, 10/1/2026 100,000 99,681
Global Net Lease, Inc., 4.50%, 9/30/2028
(a)
450,000 438,818
Greystar Real Estate Partners LLC, 7.75%, 9/1/2030
(a)
424,000 442,511
Newmark Group, Inc., 7.50%, 1/12/2029 350,000 366,858
1,347,868
Technology — 1.00%
Global Payments, Inc., 2.90%, 5/15/2030 336,000 308,695
Oracle Corp., 6.15%, 11/9/2029 152,000 156,768
465,463

VELA Short Duration Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds — 61.20%- continued
Principal
Amount Fair Value
Utilities — 1.10%
American Electric Power Company, Inc., 7.05%, 12/15/2054 (H15T5Y
+ 275bps)
(b)
$ 350,000 $ 365,067
Elm Road Generating Station Supercritical LLC, 5.21%, 2/11/2030
(a)
149,173 149,036
514,103
TOTAL CORPORATE BONDS
    (Cost $28,544,028) 28,580,842
U.S. Government & Agencies — 27.94%
Principal
Amount Fair Value
United States Treasury Note, 4.38%, 7/31/2026 250,000 250,128
United States Treasury Note, 3.75%, 8/31/2026 350,000 349,987
United States Treasury Note, 4.63%, 10/15/2026 400,000 400,959
United States Treasury Note, 4.38%, 12/15/2026 450,000 451,097
United States Treasury Note, 4.00%, 1/15/2027 450,000 450,054
United States Treasury Note, 4.13%, 2/15/2027 450,000 450,289
United States Treasury Note, 4.25%, 3/15/2027 450,000 450,769
United States Treasury Note, 2.75%, 4/30/2027 450,000 445,193
United States Treasury Note, 4.63%, 6/15/2027 400,000 401,990
United States Treasury Note, 4.38%, 7/15/2027 400,000 401,067
United States Treasury Note, 3.75%, 8/15/2027 400,000 398,359
United States Treasury Note, 3.88%, 10/15/2027 450,000 448,497
United States Treasury Note, 3.88%, 11/30/2027 400,000 398,531
United States Treasury Note, 3.88%, 3/15/2028 300,000 298,664
United States Treasury Note, 4.00%, 6/30/2028 300,000 299,180
United States Treasury Note, 4.88%, 10/31/2028 300,000 304,734
United States Treasury Note, 4.00%, 1/31/2029 350,000 348,619
United States Treasury Note, 4.13%, 3/31/2029 300,000 299,807
United States Treasury Note, 4.63%, 4/30/2029 300,000 303,715
United States Treasury Note, 4.50%, 5/31/2029 300,000 302,842
United States Treasury Note/Bond, 3.50%, 9/30/2026 350,000 349,707
United States Treasury Note/Bond, 4.63%, 11/15/2026 450,000 451,186
United States Treasury Note/Bond, 4.50%, 5/15/2027 450,000 451,537
United States Treasury Note/Bond, 3.38%, 9/15/2027 450,000 446,027
United States Treasury Note/Bond, 4.00%, 12/15/2027 400,000 399,188
United States Treasury Note/Bond, 4.25%, 1/15/2028 350,000 350,479
United States Treasury Note/Bond, 4.00%, 2/29/2028 300,000 299,297
United States Treasury Note/Bond, 3.75%, 4/15/2028 300,000 297,949
United States Treasury Note/Bond, 3.63%, 5/31/2028 300,000 297,152
United States Treasury Note/Bond, 4.13%, 7/31/2028 300,000 299,877
United States Treasury Note/Bond, 4.38%, 8/31/2028 300,000 301,377
United States Treasury Note/Bond, 4.63%, 9/30/2028 300,000 303,012
United States Treasury Note/Bond, 4.38%, 11/30/2028 350,000 351,764
United States Treasury Note/Bond, 3.75%, 12/31/2028 350,000 346,664
United States Treasury Note/Bond, 4.25%, 2/28/2029 350,000 350,848
United States Treasury Note/Bond, 4.25%, 6/30/2029 300,000 300,838

VELA Short Duration Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
U.S. Government & Agencies — 27.94%- continued
Principal
Amount Fair Value
TOTAL U.S. GOVERNMENT & AGENCIES
    (Cost $13,117,530) $ 13,051,383
Money Market Funds — 2.90% Shares Fair Value
First American Treasury Obligations Fund, Class X, 3.58%
(d)
1,353,762 1,353,762
TOTAL MONEY MARKET FUNDS
    (Cost $1,353,762) 1,353,762
Total Investments — 99.23%
    (Cost $46,381,520) 46,343,841
Other Assets in Excess of Liabilities  —  0.77% 357,904
Net Assets — 100.00% $ 46,701,745
(a) Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the
Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  The total value of such securities is $13,601,302 as of June 30, 2026, representing 29.14% of net assets.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread
(in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c) Security is perpetual in nature and has no stated maturity date.
(d) Rate disclosed is the seven day effective yield as of June 30, 2026.

VELA Small Mid Cap Fund
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks — 99.99% Shares Fair Value
Communications — 3.44%
Criteo S.A. - ADR
(a)
16,461 $ 300,907
Consumer Discretionary — 16.61%
Atlanta Braves Holdings, Inc., Class C
(a)
4,511 234,121
BRP, Inc. 1,596 97,388
Copart, Inc.
(a)
6,426 181,149
Deckers Outdoor Corp.
(a)
1,215 120,637
Domino's Pizza, Inc. 262 77,563
Etsy, Inc.
(a)
1,607 121,055
Gildan Activewear, Inc. 3,231 166,720
Pool Corp. 949 203,940
Vail Resorts, Inc. 696 94,760
Valvoline, Inc.
(a)(b)
3,978 157,290
1,454,623
Consumer Staples — 5.07%
Coca-Cola Consolidated, Inc. 283 54,030
Interparfums , Inc. 1,703 190,497
Lamb Weston Holdings, Inc. 2,998 129,454
Ollie's Bargain Outlet Holdings, Inc.
(a)
911 70,038
444,019
Energy — 6.06%
Antero Resources Corp.
(a)
5,657 198,787
Murphy USA, Inc.
(b)
369 198,843
Tidewater, Inc.
(a)(b)
1,997 133,060
530,690
Financials — 9.36%
Arch Capital Group Ltd.
(a)
2,365 229,547
Assured Guaranty Ltd. 899 72,064
Brown & Brown, Inc. 2,196 140,873
Essent Group Ltd. 1,841 118,340
Federal Agricultural Mortgage Corp., Class C 660 131,518
Houlihan Lokey, Inc. 952 127,692
820,034
Health Care — 10.34%
Align Technology, Inc.
(a)
567 95,630
Bruker Corp.
(b)
2,535 152,557
Encompass Health Corp. 1,934 195,489
Globus Medical, Inc., Class A
(a)
1,313 103,740
ICON PLC
(a)
398 69,136
PROCEPT BioRobotics Corp.
(a)
4,172 94,204
Supernus Pharmaceuticals, Inc.
(a)
2,891 134,460
Zoetis, Inc. 837 60,147
905,363
Industrials — 19.13%
Applied Industrial Technologies, Inc. 128 43,283

VELA Small Mid Cap Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks — 99.99% - continued Shares Fair Value
Industrials — 19.13% - continued
Cactus, Inc., Class A 3,700 $ 189,551
Copa Holdings S.A., Class A 853 132,701
Greenbrier Companies, Inc. (The) 2,988 146,442
Hub Group, Inc., Class A 6,377 279,249
Kirby Corp.
(a)
2,169 294,919
Limbach Holdings, Inc.
(a)
1,673 128,821
Lincoln Electric Holdings, Inc. 797 211,611
MSC Industrial Direct Company, Inc., Class A 782 93,019
Toro Co. (The) 1,592 155,093
1,674,689
Materials — 13.20%
Avery Dennison Corp. 420 68,187
Carlisle Companies, Inc. 764 277,141
Crown Holdings, Inc. 853 95,382
PPG Industries, Inc. 1,071 129,902
RPM International, Inc. 881 97,923
Simpson Manufacturing Co., Inc. 691 144,661
Worthington Enterprises, Inc. 6,366 342,236
1,155,432
Technology — 15.32%
Corpay , Inc.
(a)
414 137,974
EPAM Systems, Inc.
(a)
1,289 102,282
Equifax, Inc. 1,282 203,479
Fidelity National Information Services, Inc. 2,561 99,572
Jack Henry & Associates, Inc. 1,405 193,525
Shift4 Payments, Inc., Class A
(a)
2,401 116,784
SPS Commerce, Inc.
(a)
1,361 77,808
Verisk Analytics, Inc. 489 87,790
Wix.com Ltd.
(a)
1,734 78,672
Zebra Technologies Corp., Class A
(a)
924 243,253
1,341,139
Utilities — 1.46%
National Fuel Gas Co. 1,658 128,014
TOTAL  COMMON STOCKS
  (Cost $8,786,565) 8,754,910
Money Market Funds — 0.21% Shares Fair Value
First American Treasury Obligations Fund, Class X, 3.58%
(c)
18,818 18,818
TOTAL MONEY MARKET FUNDS
    (Cost $18,818) 18,818
Total Investments — 100.20%
    (Cost $8,805,383) 8,773,728
Liabilities in Excess of Other Assets  —  (0.20)% (17,836)
Net Assets — 100.00% $ 8,755,892

VELA Small Mid Cap Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
(a) Non-income producing security.
(b) All or a portion of the security is held as collateral for written options and securities sold short. The fair value of this collateral on June 30, 2026 was $310,439.
(c) Rate disclosed is the seven day effective yield as of June 30, 2026.

VELA Small Mid Cap Fund
Schedule of Open Written Option Contracts
June 30, 2026 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price Expiration Date Fair Value
Written Call Options (0.17)%
Bruker Corp. (8) $ (48,144) $ 75.00 December 2026 $ (4,960)
Bruker Corp. (7) (42,126) 80.00 December 2026 (3,500)
Murphy USA, Inc. (2) (107,774) 600.00 October 2026 (4,740)
Tidewater, Inc. (5) (33,315) 115.00 July 2026 (5)
Valvoline, Inc. (9) (35,586) 45.00 July 2026 (117)
Valvoline, Inc. (11) (43,494) 45.00 October 2026 (1,458)
Total Written Call Options (Premiums Received $14,782) $ (14,780)